Intangible assets and goodwill (Details) $ in Thousands	12 Months Ended
	Dec. 31, 2022 USD ($)	Dec. 31, 2024	Dec. 31, 2023
Acquisition and disposal of subsidiaries in Russia
Impairment losses on intangible assets acquired	$ 547
CGU Lightmap LLC
Acquisition and disposal of subsidiaries in Russia
EV/EBITDA		6.86	8.03
Impairment charge on goodwill	47,494
Impairment losses on intangible assets acquired	$ 547
Growth rate of revenues	22.00%
EV/EBITDA exit	3
Discount to the peer multiples to EV/Bookings	30.00%
Discount to the peer multiples to EV/EBITDA	2.00%
Lightmap LLC
Acquisition and disposal of subsidiaries in Russia
Recoverable amount of the CGU	$ 9,606
Cash flow projections period	3 years
Lightmap LLC | CGU Lightmap LLC
Acquisition and disposal of subsidiaries in Russia
Impairment charge on goodwill	$ 46,947